BALANCE SHEETS - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Subordinated liabilities		£ 12,586
Equity
Share capital	£ 1,574	1,574
Share premium account	600	600
Other equity instruments	5,935	4,865
The Group
Assets
Cash and balances at central banks	49,888	38,880
Items in the course of collection from banks	300	292
Financial assets at fair value through profit or loss	1,674	2,284
Derivative financial instruments	8,341	8,494
Loans and advances to banks	5,950	4,852
Loans and advances to customers	480,141	474,470
Debt securities	5,137	5,325
Due from fellow Lloyds Banking Group undertakings	738	1,854
Financial assets at amortised cost	491,966	486,501
Financial assets at fair value through other comprehensive income	27,260	24,617
Goodwill	470	474
Other intangible assets	4,112	3,781
Property, plant and equipment	8,317	9,467
Current tax recoverable	537	4
Deferred tax assets	3,468	3,366
Investment in subsidiary undertakings	0	0
Retirement benefit assets	1,714	681
Other assets	1,892	2,527
Total assets	599,939	581,368
Liabilities
Deposits from banks	24,997	23,593
Customer deposits	434,569	396,839
Due to fellow Lloyds Banking Group undertakings	6,875	4,893
Items in course of transmission to banks	302	354
Financial liabilities at fair value through profit or loss	6,831	7,702
Derivative financial instruments	8,228	9,831
Notes in circulation	1,305	1,079
Debt securities in issue	59,293	76,431
Other liabilities	5,181	5,600
Retirement benefit obligations	245	257
Current tax liabilities	31	166
Other provisions	1,722	3,138
Subordinated liabilities	9,242	12,586
Total liabilities	558,821	542,469
Equity
Share capital	1,574	1,574
Share premium account	600	600
Other reserves	7,181	7,250
Retained profits	25,750	24,549
Shareholders’ equity	35,105	33,973
Other equity instruments	5,935	4,865
Total equity excluding non-controlling interests	41,040	38,838
Non-controlling interests	78	61
Total equity	41,118	38,899
Total equity and liabilities	599,939	581,368
The Bank
Assets
Cash and balances at central banks	45,753	35,741
Items in the course of collection from banks	257	252
Financial assets at fair value through profit or loss	1,724	703
Derivative financial instruments	12,595	13,638
Loans and advances to banks	5,656	4,453
Loans and advances to customers	178,269	177,569
Debt securities	4,315	5,241
Due from fellow Lloyds Banking Group undertakings	128,771	202,277
Financial assets at amortised cost	317,011	389,540
Financial assets at fair value through other comprehensive income	24,647	22,160
Goodwill	0	0
Other intangible assets	2,960	2,618
Property, plant and equipment	3,098	3,594
Current tax recoverable	440	7
Deferred tax assets	2,109	2,029
Investment in subsidiary undertakings	33,353	34,084
Retirement benefit assets	765	386
Other assets	754	998
Total assets	445,466	505,750
Liabilities
Deposits from banks	10,304	7,122
Customer deposits	264,473	239,762
Due to fellow Lloyds Banking Group undertakings	39,836	109,771
Items in course of transmission to banks	199	198
Financial liabilities at fair value through profit or loss	7,907	7,697
Derivative financial instruments	11,072	14,211
Notes in circulation	0	0
Debt securities in issue	48,109	61,509
Other liabilities	2,573	2,792
Retirement benefit obligations	106	124
Current tax liabilities	0	0
Other provisions	968	1,436
Subordinated liabilities	7,751	9,909
Total liabilities	393,298	454,531
Equity
Share capital	1,574	1,574
Share premium account	600	600
Other reserves	1,382	1,710
Retained profits	42,677	42,470
Shareholders’ equity	46,233	46,354
Other equity instruments	5,935	4,865
Total equity excluding non-controlling interests	52,168	51,219
Non-controlling interests	0	0
Total equity	52,168	51,219
Total equity and liabilities	£ 445,466	£ 505,750